Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 611,239	$ 610,902
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	290,474	284,684
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	91,442	93,758
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	14,143	14,797
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	215,180	217,663
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,345	3,057
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,181	945
Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	851	877
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,180	844
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	133	391
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,737	1,956
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	799	663
31 - 60 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	529	604
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	320	401
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	89	288
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	979	824
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	382	282
61 - 90 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	322	273
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	231	166
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	44	103
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	629	277
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 629	$ 277